Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	3.00%	1.265%
Volatility of assets	96.00%	60.00%
Total derivative liabilities -warrants (in Dollars)		$ 1,261
Convertible Securities Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)		$ 3
Risk free rate		1.265%
Volatility of assets		60.00%
Expected dividend yield		0.00%
Rubini Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)		$ 47
Risk free rate		1.265%
Volatility of assets		60.00%
Expected Term		4 years
Expected dividend yield		0.00%
Alpha Capital warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)		$ 37
Risk free rate		1.265%
Volatility of assets		60.00%
Expected Term		4 years
Expected dividend yield		0.00%
Lind Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)		$ 1,174
Risk free rate		1.265%
Volatility of assets		60.00%
Expected Term		5 years
Expected dividend yield		0.00%
Bottom of range [member] | Convertible Securities Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Expected Term		21 days
Top of range [member] | Convertible Securities Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Expected Term		3 years